Investment Objectives and Goals - FT Vest Nasdaq-100 Quarterly 15 Buffer ETF	Sep. 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest Nasdaq-100® Quarterly 15 Buffer ETF (QQBF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest Nasdaq-100® Quarterly 15 Buffer ETF (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco QQQ TrustSM, Series 1 (the "Underlying ETF"), up to a predetermined upside cap of 3.26% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from September 21, 2026 through December 18, 2026.